Cover Page	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-54189
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP, INC.
Entity Address, Address Line One	4-5, Marunouchi 1-chome
Entity Address, Address Line Two	Chiyoda-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	100-8330
Entity Incorporation, State or Country Code	M0
Entity Address, Country	JP
Entity Common Stock, Shares Outstanding	12,337,710,920
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Error Correction	true
Restatement Recovery Analysis	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0000067088
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	4-5, Marunouchi 1-chome
Entity Address, Address Line Two	Chiyoda-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	100-8212
Contact Personnel Name	Masahisa Takahashi
City Area Code	81-3
Local Phone Number	3240-8111
Entity Address, Country	JP
Common stock
Document Information [Line Items]
Security 12(b) Title	Common stock, without par value
Security Exchange Name	NYSE
No Trading Symbol Flag	true
American Depositary Shares
Document Information [Line Items]
Security 12(b) Title	American depositary shares, each of which represents one share of common stock
Trading Symbol	MUFG
Security Exchange Name	NYSE